Citi Fund Services
100 Summer Street, Suite 1500
Boston, Massachusetts 02110

March 5, 2013

Via Electronic Transmission

Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549

Re:	HSBC Advisor Funds Trust (the “Trust”)
File Nos. 333-02205 and 811-07583

Ladies and Gentlemen:

Pursuant to Rule 497(j) of the Securities Act of 1933, as amended (the “Securities Act”), the above-referenced Trust hereby certifies that the definitive form of the Prospectus for the Trust does not differ from the form of Prospectus filed on February 28, 2013 pursuant to Rule 485(b) of the Securities Act (Accession No. 0001206774-13-000844 ).

If you have any questions regarding this certification, please contact me at (617) 824-1381.

Sincerely,

/s/ Jennifer English

Jennifer English
Senior Vice President
Citi Fund Services
Secretary to the Trust

Attachments

cc:	Richard Fabietti (HSBC) Stephen Sivillo (HSBC) David Harris, Esq. (Dechert)